SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ 949,177	$ 977,177
Cost of sales [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	169,905	148,656
Capital work in progress [member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)		75,171
Intangible Asset And Software [Member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	138,667	448,850
Professional Fees [Member]
IfrsStatementLineItems [Line Items]
consulting (professional fees)	164,568	72,000
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
salary (general and administrative expenses)	$ 476,037	$ 232,500